SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATIONS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Balance	$ 52,350	$ 60,915
Service costs	39	32
Interest costs	554	745
Benefits paid	(4,151)	(4,334)
Actuarial loss arising from changes in financial assumptions	134	(87)
Past service costs
Translation adjustment	(1,181)	(2,827)
Balance	$ 47,745	$ 54,444